Statement of changes in equity - ZAR (R) R in Millions		Shareholders' equity	Share capital	Retained earnings	Share-based payment reserve	Foreign currency translation reserve	Remeasurements on post-retirement benefit obligations	Investment fair value reserve	Cash flow hedge accounting reserve	Non-controlling interests in subsidiaries	Total
Balance at beginning of period at Jun. 30, 2019											R 225,795
Adjustment on initial application of IFRS 16, net of tax at Jun. 30, 2019	[1]										(290)
Restated balance at beginning of period at Jun. 30, 2019											225,505
Movement in share-based payment reserve											881
Share-based payment expense											396
Deferred tax											(7)
Sasol Khanyisa transaction											492
Total comprehensive income for the period											2,605
Dividends paid to shareholders											(11)
Dividends paid to non-controlling shareholders in subsidiaries											(334)
Balance at end of period at Dec. 31, 2019		R 222,645	R 9,888	R 186,036	R 713	R 28,240	R (2,286)	R 180	R (126)	R 6,001	228,646
Balance at beginning of period at Jun. 30, 2019											225,795
Adjustment on initial application of IFRS 16, net of tax at Jun. 30, 2019	[1]										(290)
Restated balance at beginning of period at Jun. 30, 2019											225,505
Movement in share-based payment reserve											1,938
Share-based payment expense											878
Deferred tax											(8)
Sasol Khanyisa transaction											1,068
Total comprehensive income for the period											(67,354)
Dividends paid to shareholders											(31)
Dividends paid to non-controlling shareholders in subsidiaries											(810)
Balance at end of period at Jun. 30, 2020		154,307	9,888	90,890	1,734	55,849	(2,332)	49	(1,771)	4,941	159,248
Restated balance at beginning of period at Jun. 30, 2020											159,248
Taxation impact on disposal of investment	[2]										48
Movement in share-based payment reserve											899
Share-based payment expense											425
Sasol Khanyisa transaction											474
Total comprehensive income for the period											1,083
Dividends paid to shareholders											(8)
Dividends paid to non-controlling shareholders in subsidiaries											(227)
Balance at end of period at Dec. 31, 2020		R 155,553	R 9,888	R 106,166	R 1,889	R 41,499	R (2,456)	R 28	R (1,461)	R 5,490	R 161,043

[1]	The adjustment on initial application of IFRS 16 'Leases' relates the derecognition of the IAS 17 finance lease of Oxygen Train 17 and the recognition of the embedded derivative in the Oxygen Train 17 service contract with Air Liquide.
[2]	Taxation impact recognised directly in retained earnings related to the disposal of our investment in Aethylen-Rohrleitungs-Gesellschaft mbH & Co. KG and the related ARG Verwaltunsgesellschaft mbH carried at fair value through other comprehensive income.